U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.


1.       Name and address of issuer:

                           Lebenthal Funds, Inc.
                           120 Broadway
                           New York, New York  10217

2.       Name of each series or class of funds for which this notice is filed:

               Lebenthal New York Municipal Bond Fund
               Lebenthal New Jersey Municipal Bond Fund
               Lebenthal Taxable Municipal Bond Fund

3.       Investment Company Act File Number:  811-6170

         Securities Act File Number:  33-36784

4.       Last day of fiscal year for which this notice is filed:

               November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                  /  /


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                    Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                    None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                    None

9. Number and aggregate sale price of securities sold during the fiscal year:

         5,027,631.24 Shares                 $38,330,481.59

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         5,027,631.24 Shares                 $38,330,481.59

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         799,862.77 Shares                      $6,176,534.55

12.      Calculation of registration fee:
(i)      Aggregate sale price of securities sold during the fiscal year in
         reliance on rule 24f-2 (from Item 10):                               $38,330,481.59
                                                                            -----------------------------
(ii)     Aggregate price of shares issued in connection with dividend
         reinvestment plans (from Item 11, if applicable):                    + 6,176,534.55
                                                                            -----------------------------
(iii)    Aggregate price of shares redeemed or repurchased during the
         fiscal year (if applicable):                                         -21,269,552.15
                                                                            -----------------------------
(iv)     Aggregate price of shares redeemed or repurchased and
         previously applied as a reduction to filing fees pursuant to rule
         24e-2 (if applicable):                                               +         0
                                                                            -----------------------------
(v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less
         line (iii), plus line (iv)] (if applicable):                          23,237,463.99
                                                                            -----------------------------
(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of
         1933 or other applicable law or regulation (see instruction C.6):    x                  1/3300
                                                                            -----------------------------
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:              $      7,041.66
                                                                            -----------------------------

      Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                               /X/


         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                    January 24, 1997

         Exhibit:  Opinion of Messrs. Battle Fowler LLP

                                   SIGNATURES

         This report has been signed below by the following pe sons on behalf of the issuer and in the capacities and on the dates indicated.

                                       LEBENTHAL FUNDS, INC.
                                       (Issuer)




         By (Signature and Title)*  /s/ HIRAM LAZAR
                                   ____________________________________
                                   Hiram Lazar, Secretary


         Date:  January 24, 1997


*    Please print the name and title of the signing officer below the signature.